UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Limited Term
Tax-Free Bond Fund
(formerly Fidelity California
Short-Intermediate Tax-Free Bond Fund)

May 31, 2014

1.832123.108

CSI-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.8%
	Principal Amount	Value
California - 91.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Sharp HealthCare Proj.):
Series 2011 A:
5% 8/1/17	$ 5,065,000	$ 5,725,375
5% 8/1/18	2,645,000	3,053,785
5% 8/1/22	1,655,000	1,953,115
Series 2012 A:
4% 8/1/21	1,200,000	1,347,384
5% 8/1/19	1,200,000	1,407,708
Series 2012 C3, 2.15% 7/1/19	2,250,000	2,245,680
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/18 (AMBAC Insured)	8,145,000	7,352,736
Series 2013 A:
5% 10/1/19	1,000,000	1,175,660
5% 10/1/20	1,730,000	2,057,230
5% 10/1/21	2,725,000	3,265,013
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,885,000
2.5% 6/1/15	895,000	915,657
2.5% 6/1/16	1,070,000	1,113,881
3% 6/1/15	525,000	539,716
3% 6/1/16	525,000	551,728
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	411,873
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	457,568
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	535,300
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	5,000,000	5,960,900
Series 2011 N, 5% 5/1/19	5,000,000	5,918,700
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	36,860,000	36,995,266
Series 2004 A:
5% 7/1/15	1,815,000	1,821,661
5.25% 7/1/14	2,490,000	2,500,284
Series 2009 A:
5% 7/1/15	2,620,000	2,629,615
5% 7/1/18	1,905,000	2,219,306
5% 7/1/19	7,300,000	8,689,555
5% 7/1/22	5,000,000	5,472,600
5.25% 7/1/14	4,080,000	4,096,850
5.25% 7/1/14 (Escrowed to Maturity)	3,525,000	3,538,747
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A: - continued
5.25% 7/1/21	$ 4,300,000	$ 5,094,339
Series 2009 B, 5% 7/1/20	3,115,000	3,706,227
California Edl. Facilities Auth. Rev.:
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	519,770
5% 4/1/16	400,000	434,112
Series U5, 5% 5/1/21	8,000,000	9,783,840
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	462,659
4% 9/1/18	255,000	279,885
5% 9/1/16	300,000	326,952
5% 9/1/17	400,000	447,092
California Gen. Oblig.:
5% 12/1/15	15,000,000	16,074,150
5% 9/1/21	6,080,000	7,312,902
5% 9/1/21	2,000,000	2,405,560
5% 2/1/22	3,850,000	4,632,898
5.25% 9/1/22	12,390,000	15,213,309
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	485,000	507,407
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	51,059
(Children's Hosp. of Orange County Proj.) Series 2012 A:
3% 11/15/16	1,000,000	1,017,270
4% 11/15/17	1,000,000	1,052,960
5% 11/15/21	1,450,000	1,650,535
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,063,070
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	552,555
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/15	1,440,000	1,522,426
5.5% 8/15/16	1,000,000	1,112,390
Series 2011 B, 4% 8/15/17	1,000,000	1,105,490
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	275,000	275,990
Series 2009 F, 5%, tender 7/1/14 (b)	2,825,000	2,835,283
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (b)	$ 3,000,000	$ 3,023,700
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	2,843,764
Series 2011 A:
5% 3/1/19	5,010,000	5,837,051
5.25% 2/1/15	1,000,000	1,032,260
Series 2011 D:
5% 8/15/19	1,500,000	1,776,360
5% 8/15/20	1,460,000	1,755,548
Series 2011:
5% 8/15/19	2,000,000	2,368,480
5% 8/15/20	2,000,000	2,386,600
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5% 2/1/15	1,615,000	1,658,347
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,638,339
5% 7/1/18	1,645,000	1,842,663
5% 7/1/20	875,000	989,135
Series 2010 A. 5% 7/1/22	1,850,000	1,991,192
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	3,000,000	3,019,770
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.125%, tender 2/1/17 (b)	5,000,000	5,018,950
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.35%, tender 7/1/14 (b)	5,000,000	5,000,050
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 0.35%, tender 8/1/14 (b)	1,855,000	1,855,056
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,218,457
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.25% 6/1/14	70,000	70,000
Series 2013 E, 5% 6/1/21	7,000,000	8,358,840
(Dept. of Corrections & Rehab. Proj.) Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,715,571
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	$ 5,105,000	$ 5,674,922
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	500,000	512,015
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	100,000
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	50,000
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	153,590
(Monterey Bay Campus Library Proj.) Series 2009 D, 4% 4/1/15	660,000	680,665
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,189,770
(Univ. Proj.) Series 2012 D:
4% 9/1/21	1,000,000	1,144,340
4% 9/1/22	1,000,000	1,135,780
4% 9/1/23	1,000,000	1,115,800
(Various California State Univ. Projs.) Series A, 5.5% 6/1/14 (Escrowed to Maturity)	45,000	45,000
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,319,485
Series 2010 A, 5% 3/1/15	2,960,000	3,065,021
Series 2011 A, 5% 10/1/21	4,230,000	5,065,044
Series 2012 A, 5% 4/1/20	1,800,000	2,130,246
Series 2012 G, 5% 11/1/21	1,500,000	1,798,110
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,193,236
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,584,010
Series 2009 A, 5% 4/1/19	1,000,000	1,170,440
Series 2009 J, 5% 11/1/17	2,700,000	3,075,624
Series 2014 B:
5% 10/1/21	1,000,000	1,197,410
5% 10/1/22	1,225,000	1,473,222
Series 2014 C:
5% 10/1/21	1,355,000	1,622,491
5% 10/1/22	1,000,000	1,202,630
5% 9/1/20	3,500,000	4,165,175
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California State Univ. Rev. Series 2009 A:
5% 11/1/15	$ 1,000,000	$ 1,067,320
5% 11/1/16	1,485,000	1,652,731
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	551,000
5% 11/1/18	500,000	576,455
(Enloe Health Sys. Proj.):
Series 2008 A, 5.5% 8/15/14	1,435,000	1,449,953
Series 2008 B, 5% 8/15/15	60,000	63,323
(John Muir Health Proj.):
Series 2006 A, 5% 8/15/18	3,250,000	3,539,965
Series 2009 A, 5% 7/1/15	1,900,000	1,995,551
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	935,000	938,544
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (b)	6,275,000	6,292,507
2.1% 10/1/19	2,200,000	2,200,088
2.4% 10/1/20	1,250,000	1,243,438
4% 6/1/14	600,000	600,000
4% 6/1/15	325,000	334,825
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/14	300,000	303,693
5% 11/1/15	1,000,000	1,055,790
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,412,155
4% 9/1/16	1,125,000	1,205,336
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,244,473
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,003,185
Commerce Refuse to Energy Auth. Rev. Series 2005, 5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,520
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.472%, tender 12/12/15 (b)	7,000,000	7,007,560
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,414,238
5% 9/1/20	1,285,000	1,432,557
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Corona-Norco Unified School District Series 2013 A: - continued
5% 9/1/22	$ 500,000	$ 559,345
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,487,530
4% 9/1/20	1,665,000	1,799,449
Cupertino California Union School District:
4% 8/1/14	735,000	739,638
4% 8/1/16	1,825,000	1,970,161
East Bay Reg'l. Park District Series 2008 A, 3% 9/1/16	1,000,000	1,057,730
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	568,125
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,253,164
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	621,916
5% 9/1/22	1,295,000	1,486,893
Fullerton School District:
4% 8/1/16	525,000	565,220
4% 8/1/17	600,000	660,546
5% 8/1/18	500,000	577,495
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/21	5,000,000	5,945,450
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	1,030,000	1,099,268
5% 11/1/17	1,080,000	1,175,785
5% 11/1/18	1,135,000	1,248,738
5% 11/1/19	635,000	701,961
5% 11/1/20	670,000	740,176
5% 11/1/21	455,000	501,997
5% 11/1/22	745,000	828,060
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,195,020
4% 9/2/20	1,000,000	1,093,460
5% 9/2/20	800,000	915,432
5% 9/2/22	750,000	849,435
La Quinta Redevelopment Agency No. 1 Series 2013 A:
5% 9/1/21	1,000,000	1,149,620
5% 9/1/22	2,000,000	2,294,780
5% 9/1/23	1,500,000	1,709,310
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	$ 100,000	$ 100,469
4% 8/1/15	125,000	130,538
4% 8/1/16	100,000	108,293
4% 8/1/17	175,000	194,168
5% 8/1/19	250,000	298,483
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,569,417
Loma Linda Hosp. Rev. Series 2005 A, 5% 12/1/14	1,860,000	1,891,118
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/15	1,000,000	1,045,690
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,653,835
Los Alamitos Unified School District 0% 9/1/16 (Escrowed to Maturity)	2,000,000	1,983,060
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	591,130
5% 3/1/21	500,000	591,380
5% 9/1/21	1,270,000	1,504,010
5% 3/1/22	1,000,000	1,185,760
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/14	5,000,000	5,019,700
Series 2013 A, 5% 7/1/18	3,000,000	3,504,150
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,492,600
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series 2005 A, 5% 10/1/14 (FSA Insured)	25,000	25,393
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,957,200
Series 2014 B, 5% 7/1/19 (a)	450,000	536,148
Los Angeles Gen. Oblig. Series 2009 A, 4% 9/1/15	2,085,000	2,183,475
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2010 D:
5% 11/1/14	3,295,000	3,358,000
5% 11/1/15	1,880,000	2,001,598
Series 2012 C, 5% 3/1/21	5,055,000	5,968,388
Los Angeles Unified School District:
Series 1997 A, 6% 7/1/14	3,055,000	3,069,511
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,043,314
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District: - continued
Series 2002: - continued
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,475,000	$ 1,640,834
Series 2004 I, 5% 7/1/16	3,180,000	3,488,237
Series 2009 KRY, 5% 7/1/15	5,000,000	5,258,700
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,182,303
Series 2012 A, 5% 10/1/19	5,000,000	5,828,200
Los Angeles Wastewtr. Sys. Series 2013 B, 5% 6/1/22	10,000,000	12,263,500
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,239,200
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L, 5% 7/1/14 (FSA Insured)	2,000,000	2,006,520
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/15	100,000	103,604
4% 7/1/17	85,000	92,164
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,929,877
3% 8/1/16	1,925,000	2,025,620
3% 8/1/17	1,735,000	1,845,398
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,315,180
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,089,020
Mount Diablo Unified School District Series 2011, 4% 2/1/17	525,000	569,819
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,188,885
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	673,725
4% 8/1/17	500,000	552,110
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	60,476
5% 8/1/16 (Pre-Refunded to 8/1/15 @ 100)	35,000	36,964
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,758,588
4% 8/1/16	1,335,000	1,425,326
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,123,369
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	$ 1,000,000	$ 1,093,650
5% 7/1/17	2,750,000	3,093,860
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,402,658
Oakland Unified School District Alameda County:
Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	689,569
Series 2013:
5% 8/1/17	2,250,000	2,480,265
5% 8/1/18	1,000,000	1,119,110
5% 8/1/19	1,000,000	1,128,520
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,861,627
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	313,254
4% 8/1/17	450,000	496,751
4% 8/1/18	200,000	224,116
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,685,995
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A, 4% 8/15/15	50,000	52,259
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3.5% 10/1/14	150,000	151,389
4% 10/1/15	100,000	104,235
4% 10/1/16	100,000	107,188
4% 10/1/17	420,000	458,216
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,474,255
4% 6/1/20	1,560,000	1,721,429
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,822,579
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	286,796
4% 8/1/15	250,000	261,045
5% 8/1/17	470,000	534,282
5% 8/1/18	505,000	586,845
Pasadena Unified School District Gen. Oblig. Series 2009 A1:
4% 8/1/14	300,000	301,890
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pasadena Unified School District Gen. Oblig. Series 2009 A1: - continued
5% 8/1/15	$ 1,000,000	$ 1,055,750
Pleasanton Unified School District Gen. Oblig. Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	60,457
Poway Unified School District Pub. Fing.:
4% 9/15/20	340,000	368,227
4% 9/15/21	325,000	354,767
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	5,385,000	5,371,538
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,208,615
Rancho Santiago Cmnty. College District 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	45,000	47,706
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,165,969
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,182,004
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,012,640
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,412,800
Series 1993 B, 5.4% 11/1/20	2,855,000	3,226,835
Sacramento City Fing. Auth. Rev. (Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	40,919
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/14	550,000	551,771
5% 7/1/16	1,275,000	1,382,495
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,141,480
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,737,344
5% 8/15/20	5,500,000	6,613,365
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800,000	2,903,768
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	3,001,152
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	236,231
5% 8/1/17	150,000	169,809
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	$ 5,000,000	$ 5,220,200
Series 2009 B, 5.25% 8/1/19	3,285,000	3,722,956
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,357,150
5% 8/1/22 (FSA Insured)	1,500,000	1,770,300
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,838,302
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,478,470
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,474,700
San Diego Unified School District (Election of 1998 Proj.) Series 2004 F, 5% 7/1/16 (Pre-Refunded to 7/1/14 @ 100)	75,000	75,275
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,625,600
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	12,185,337
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B, 5% 8/1/16	1,095,000	1,141,559
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,914,201
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
2% 8/1/14	670,000	670,911
3% 8/1/16	800,000	827,800
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D:
5% 11/1/16	3,355,000	3,733,947
5% 11/1/16 (Escrowed to Maturity)	1,090,000	1,212,004
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,431,782
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,323,696
Series 2013 A, 4% 6/1/21	1,000,000	1,129,890
San Mateo Redev. Agcy. Tax Series 2007 A, 5% 8/1/16 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,149,202
San Mateo Unified School District 5% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	25,000	25,296
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Ramon Valley Union School District Series 2012, 4% 8/1/20	$ 3,620,000	$ 4,178,059
Santa Clara County Fing. Auth. Lease Rev. Series 2010 N:
5% 5/15/15	1,000,000	1,044,420
5% 5/15/16	1,000,000	1,088,520
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity)	20,000	20,167
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	1,001,783
4% 6/1/20	770,000	884,676
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	430,000	433,406
5% 8/1/15	250,000	263,938
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	55,436
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
3% 12/1/14	250,000	253,228
5% 12/1/15	300,000	320,316
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,147,110
5% 8/15/21	750,000	884,130
5% 8/15/22	750,000	864,870
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,194,962
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	6,084,300
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100)	45,000	45,349
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	25,204
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,844,010
5% 7/1/21 (FSA Insured)	1,200,000	1,411,272
5% 7/1/22 (FSA Insured)	1,220,000	1,433,951
Sweetwater Union High School District:
4.5% 9/1/17	500,000	557,545
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sweetwater Union High School District: - continued
5% 9/1/19	$ 1,000,000	$ 1,172,470
5% 9/1/20	1,000,000	1,185,500
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	20,227
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,477,275
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,172,670
5.375% 8/1/22	1,750,000	2,068,185
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	1,012,968
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,263,344
Series 2009 O:
5% 5/15/17	950,000	1,073,120
5% 5/15/17 (Escrowed to Maturity)	50,000	56,527
Series 2010 S, 5% 5/15/16	1,785,000	1,947,756
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,061,370
5% 1/1/17	2,115,000	2,302,960
5% 1/1/18	2,220,000	2,452,700
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,616,464
Washington Township Health Care District Rev.:
Series 2009 A:
5% 7/1/14	300,000	300,963
5% 7/1/15	520,000	542,469
5% 7/1/16	200,000	214,886
Series 2010 A, 5% 7/1/17	1,000,000	1,098,760
West Contra Costa Unified School District:
5% 8/1/18 (FSA Insured)	1,500,000	1,722,615
5% 8/1/19 (FSA Insured)	1,500,000	1,749,900
Western Riverside County Trust & Wastewtr. Fin. Auth. 4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	503,310
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity)	40,000	39,965
		670,728,599
Guam - 0.3%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,754,415
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	$ 640,000	$ 648,909
5% 10/1/15	600,000	630,768
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,088,540
Series 2009 A, 6% 10/1/14	645,000	655,320
Series 2009 B, 5% 10/1/16	2,000,000	2,171,780
		5,195,317
TOTAL MUNICIPAL BONDS (Cost $655,937,953)		677,678,331
Municipal Notes - 0.1%

California - 0.1%
California School Cash Reserve Prog. Auth. TRAN Series 2014 P, 2% 9/2/14 (Cost $1,003,396)	1,000,000	1,003,340
TOTAL INVESTMENT PORTFOLIO - 92.9% (Cost $656,941,349)		678,681,671
NET OTHER ASSETS (LIABILITIES) - 7.1%		51,844,478
NET ASSETS - 100%		$ 730,526,149
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $656,937,636. Net unrealized appreciation aggregated $21,744,035, of which $21,965,308 related to appreciated investment securities and $221,273 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2014

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
California Municipal Income Fund

1.819030.109

ASCM-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (000s)
California - 96.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16 (Pre-Refunded to 8/1/15 @ 102)	$ 380	$ 407
5% 8/1/18 (Pre-Refunded to 8/1/15 @ 102)	330	355
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 102)	555	597
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,494
Series 2012 A:
5% 8/1/24	1,050	1,218
5% 8/1/25	1,245	1,430
5% 8/1/27	300	339
5% 8/1/28	400	449
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,287
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,643
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,389
5.3% 10/1/23 (AMBAC Insured)	935	1,005
5.4% 10/1/24 (AMBAC Insured)	4,585	4,926
5.45% 10/1/25 (AMBAC Insured)	5,160	5,549
Series 2013 A:
5% 10/1/24	7,750	9,203
5% 10/1/25	5,245	6,186
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,965
5% 12/1/20 (AMBAC Insured)	2,810	3,099
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,010
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	1,985
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,184
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,152
0% 9/1/22 (FSA Insured)	5,150	3,980
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,169
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,719
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,659
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Pre-Refunded to 8/1/14 @ 100)	5,030	5,069
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,165
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,802
5% 6/1/25	4,355	5,081
5% 6/1/27	2,755	3,178
5% 6/1/28	3,045	3,487
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,315
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,433
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,235
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,960
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	927
0% 8/1/18 (AMBAC Insured)	2,000	1,788
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,906
Series AI, 5% 12/1/25	2,700	3,199
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,053
5% 7/1/22	3,800	4,159
5.25% 7/1/14	695	698
5.25% 7/1/21	20,610	24,417
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,125
6% 3/1/38	1,000	1,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,235
Series 2010 A, 5% 10/1/25	5,860	6,399
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,083
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,704
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,460
Series 2009, 5% 1/1/39	2,700	2,896
5% 2/1/16	1,270	1,330
5% 2/1/16 (Escrowed to Maturity)	330	356
5% 2/1/17	790	847
5% 2/1/17 (Escrowed to Maturity)	210	235
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	936
4% 9/1/21	1,000	1,072
4% 9/1/22	740	785
4% 9/1/23	1,080	1,135
4% 9/1/24	1,125	1,182
5% 9/1/19	400	461
5% 9/1/39	5,000	5,217
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
4.5% 8/1/30	3,250	3,475
5% 3/1/16 (Pre-Refunded to 9/1/14 @ 100)	2,500	2,530
5% 9/1/17	750	810
5% 3/1/19	3,000	3,484
5% 9/1/21	1,000	1,203
5% 2/1/22	9,400	11,311
5% 8/1/22	1,500	1,672
5% 10/1/22	1,355	1,596
5% 11/1/22	1,600	1,834
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,209
5% 12/1/22	3,500	4,024
5% 3/1/26	2,800	3,006
5% 6/1/26	2,600	2,714
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 6/1/31	$ 2,000	$ 2,083
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/14	140	142
5.25% 10/1/17	105	107
5.25% 9/1/23	7,200	8,759
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	3,965
5.25% 3/1/38	11,375	12,387
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	9,048
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,941
5.5% 11/1/39	1,810	2,078
6% 4/1/18	1,570	1,868
6% 3/1/33	20,050	24,729
6% 4/1/38	1,190	1,402
6.5% 4/1/33	11,650	14,363
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,445	1,512
Series 2008 L, 5.125% 7/1/22	1,900	1,988
Series 2009 E, 5.625% 7/1/25	11,000	12,394
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	1,485	1,516
(Children's Hosp. of Orange County Proj.) Series2012 A:
5% 11/15/22	2,500	2,869
5% 11/15/23	2,000	2,277
5% 11/15/24	4,500	4,983
5% 11/15/34	3,150	3,275
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,264
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,274
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	111
6.5% 10/1/38	4,910	5,825
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	$ 4,600	$ 5,345
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,758
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,018
Series 2008 A3, 5.5% 11/15/40	3,090	3,549
Series 2011 A, 5% 3/1/20	3,250	3,832
Series 2011 D:
5% 8/15/22	900	1,068
5% 8/15/23	700	829
5% 8/15/24	1,250	1,469
5% 8/15/25	2,000	2,335
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,040
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,131
5% 12/1/32	1,000	1,034
5% 12/1/42	3,000	3,048
Series 2005, 5% 10/1/33 (Pre-Refunded to 10/1/14 @ 100)	7,235	7,350
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,221
5.25% 2/1/37	2,500	2,539
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	341
5% 7/1/20	500	565
5.125% 7/1/23	1,150	1,240
5.75% 7/1/40	5,155	5,486
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,168
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (c)	1,920	1,920
Bonds (Waste Mgmt., Inc. Proj.):
Series 2002 C, 2.625%, tender 6/3/24 (b)(c)	7,500	7,500
Series 2003 A, 0.7%, tender 5/1/15 (b)(c)	9,000	9,001
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5.25% 6/1/24	$ 5,400	$ 5,623
5.25% 6/1/25	5,000	5,204
5.25% 6/1/30	4,000	4,104
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,416
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,996
5% 11/1/21	2,020	2,208
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,874
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,017
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,972
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,619
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,214
Series 2011 C:
5% 10/1/27	9,530	10,855
5.25% 10/1/24	4,170	4,887
5.25% 10/1/25	2,875	3,355
5.75% 10/1/31	4,000	4,713
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	860	881
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	435	445
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	3,795	3,886
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	2,725	2,765
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,014
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,957
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,222
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	$ 3,335	$ 3,692
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,879
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,976
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,508
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,882
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,676
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,237
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,017
5% 9/1/24	1,865	2,213
(Various Cap. Proj.):
Series 2012 A:
5% 4/1/24	1,000	1,167
5% 4/1/25	5,300	6,126
Series 2012 G, 5% 11/1/25	2,500	2,903
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,539
5% 12/1/23	2,800	3,278
Series 2009 G1, 5.75% 10/1/30	1,800	2,085
Series 2009 I:
5.5% 11/1/23	1,535	1,819
6.125% 11/1/29	1,200	1,438
6.25% 11/1/21	2,000	2,443
6.375% 11/1/34	3,000	3,578
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,354
5.75% 11/1/28	6,525	7,771
6% 11/1/40	7,240	8,539
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,100	5,341
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,378
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	$ 125	$ 137
5% 8/15/19	50	57
5.75% 8/15/38	3,000	3,357
6.25% 8/15/33	2,500	2,873
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,388
Series 2007 A:
4.75% 4/1/33	2,000	2,049
5% 4/1/31	4,900	5,181
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,254
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,838
Series 2005 A:
5% 7/1/39	3,515	3,256
5.25% 7/1/24	6,700	6,392
5.25% 7/1/30	13,320	12,581
Series 2005 H, 5.25% 7/1/25	5,420	5,158
5.375% 6/1/26	2,520	2,892
6% 6/1/33	3,020	3,509
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	996
0% 5/1/16	1,365	1,347
0% 5/1/17	1,155	1,115
0% 5/1/18	1,335	1,254
0% 5/1/19	1,000	908
0% 5/1/34 (a)	5,300	4,514
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,685
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,128
5% 11/1/25 (AMBAC Insured)	3,820	4,301
5% 11/1/33 (AMBAC Insured)	5,000	5,530
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,737
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,313
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Pre-Refunded to 2/1/15 @ 100)	$ 1,200	$ 1,241
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,549
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,769
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,778
5% 3/1/24	2,000	2,355
5% 3/1/25	2,000	2,348
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	715
5% 9/1/28	1,250	1,362
5% 9/1/32	1,125	1,212
5% 9/1/35	585	618
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,655
5% 8/1/25 (FSA Insured)	1,435	1,605
5% 8/1/26 (FSA Insured)	2,000	2,232
5% 8/1/27 (FSA Insured)	1,785	1,985
5% 8/1/31 (FSA Insured)	5,000	5,442
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,839
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,705
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,008
Cupertino California Union School District 5% 8/1/19	1,120	1,333
Davis Spl. Tax Rev. Series 2007:
5% 9/1/14 (AMBAC Insured)	690	695
5% 9/1/15 (AMBAC Insured)	725	747
5% 9/1/18 (AMBAC Insured)	835	887
5% 9/1/20 (AMBAC Insured)	925	980
5% 9/1/22 (AMBAC Insured)	1,020	1,078
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,310
5% 6/1/28	2,000	2,296
5% 6/1/29	1,650	1,874
5% 6/1/30	2,500	2,812
5% 6/1/31	1,750	1,958
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	$ 2,000	$ 2,283
6% 3/1/20 (FSA Insured)	1,000	1,148
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,536
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,465
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,795
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,032
0% 10/1/25 (AMBAC Insured)	1,665	973
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	818
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,494
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,464
0% 11/1/16 (Escrowed to Maturity)	3,500	3,456
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,549
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,078
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,419
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,901
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,636
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,651
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,647
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	10,760
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	$ 12,125	$ 12,188
5% 6/1/45	2,775	2,789
Series 2007 A1:
5% 6/1/14	2,000	2,000
5% 6/1/15	1,000	1,042
Series 2013 A, 5% 6/1/30	6,000	6,640
5% 6/1/45 (FSA Insured)	235	240
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,390
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,908
5% 9/2/23	1,000	1,147
5% 9/2/24	825	908
5% 9/2/25	500	553
5% 9/2/26	800	868
La Quinta Redevelopment Agency No. 1 Series 2013 A:
5% 9/1/24	3,830	4,293
5% 9/1/25	4,085	4,521
5% 9/1/26	4,105	4,513
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,990
5% 8/15/28	1,960	2,197
5% 8/15/29	4,225	4,708
5% 8/15/30	4,555	5,045
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	492
5% 8/1/22	450	544
5% 8/1/23	485	583
5% 8/1/24	1,000	1,193
5% 8/1/26	1,370	1,607
5% 8/1/28	760	878
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,617
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,920
Series 2005 A, 5% 12/1/14	4,500	4,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	$ 1,000	$ 1,148
5% 8/1/25	1,000	1,140
5% 8/1/26	1,000	1,131
5% 8/1/27	1,000	1,123
5% 8/1/28	1,000	1,117
5% 8/1/29	1,000	1,108
5% 8/1/30	1,000	1,096
5% 8/1/31	1,000	1,088
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,298
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	355
0% 6/1/28 (FSA Insured)	2,995	1,707
0% 6/1/31 (Escrowed to Maturity)	1,465	860
0% 6/1/31 (FSA Insured)	8,285	4,028
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,210
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,528
Series A, 5.75% 8/1/33	2,800	3,233
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,025	12,079
Series 2009 A, 5.5% 8/1/29	1,000	1,181
Series 2010 C, 5.25% 8/1/39	1,300	1,488
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,940
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,372
5% 3/1/23	1,600	1,894
(Disney Parking Proj.):
0% 3/1/18	3,000	2,821
0% 3/1/19	3,200	2,891
0% 3/1/20	1,000	857
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,600
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,056
5.375% 9/1/17 (FSA Insured)	1,095	1,106
5.375% 9/1/18 (FSA Insured)	1,155	1,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B: - continued
5.375% 9/1/19 (FSA Insured)	$ 1,210	$ 1,220
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,085
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,283
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,509
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,938
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	6,785	7,891
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,137
Series 2012 C, 5% 3/1/26	3,000	3,405
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,011
Series 2007 A1, 4.5% 1/1/28	6,900	7,502
Series 2011 A1, 5% 7/1/21	7,110	8,631
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,634
Series 2012 B, 5% 6/1/28	4,800	5,566
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,350	1,608
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,766
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.)Series A:
5% 7/1/32	500	528
5% 7/1/39	4,095	4,264
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,686
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	848
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,598
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,868
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,634
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,671
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,086
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,508
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,036
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	987
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,035
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	856
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,805
5% 9/1/25	1,000	1,069
5% 9/1/26	1,155	1,224
Murrieta Valley Unified School District Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,094
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,442
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,869
12% 8/1/17 (FSA Insured)	1,000	1,345
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,793
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,084
5% 9/1/17 (AMBAC Insured)	2,735	3,032
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,006
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	$ 3,000	$ 3,420
Series 2012, 5% 1/15/25	3,460	3,932
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,139
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,336
6.5% 8/1/24	1,220	1,440
Series 2013:
6.25% 8/1/30	1,500	1,772
6.625% 8/1/38	5,000	5,936
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,435
5% 2/1/23	5,000	5,753
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,307
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,741
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,712
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	817
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,114
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,157
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,428
Series 2011 O, 5% 5/1/22 (c)	4,500	5,203
Series 2012 P:
5% 5/1/22 (c)	2,500	2,942
5% 5/1/24 (c)	2,820	3,234
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	5,901
Series 2011, 0% 8/1/46	10,150	2,174
Series B:
0% 8/1/33	4,840	2,110
0% 8/1/35	9,000	3,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District: - continued
0% 8/1/37	$ 6,325	$ 2,176
0% 8/1/38	20,710	6,758
0% 8/1/40	5,000	1,450
0% 8/1/41	5,000	1,375
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,003
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	6,685	6,668
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,170	4,311
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,093
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,029
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,134
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,840
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,766
5.75% 6/1/48	5,000	5,512
Series 2013 B:
0% 6/1/41	5,000	1,091
0% 6/1/42	6,000	1,234
0% 6/1/43	6,500	1,260
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,978
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,605
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,627
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,481
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,028
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,070
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,064
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,260
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento City Fing. Auth. Rev.: - continued
Series A, 0% 12/1/26 (FGIC Insured)	$ 6,000	$ 3,362
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,246
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,904
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,001
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,227
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,212
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,242
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,294
5% 8/1/24 (FSA Insured)	1,250	1,447
5% 8/1/25 (FSA Insured)	2,000	2,291
5% 8/1/27 (FSA Insured)	2,000	2,257
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,967
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,276
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,804
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,128
5% 11/15/17 (AMBAC Insured)	2,000	2,124
5% 11/15/18 (AMBAC Insured)	2,000	2,117
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (c)	1,400	1,535
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,667
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,109
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	1,068
Series 2008 C:
0% 7/1/40	15,985	4,724
0% 7/1/42	16,185	4,320
0% 7/1/46	13,500	2,912
0% 7/1/47	4,000	820
Series 2008 E, 0% 7/1/47 (a)	8,700	3,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	$ 6,000	$ 6,005
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,518
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,975
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,116
6.625% 8/1/39	1,000	1,128
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	954
5% 8/1/19	1,115	1,286
5% 8/1/21	800	917
5% 8/1/23	1,000	1,140
5% 8/1/24	750	850
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,361
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,093
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,995
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,830
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	6,026
5.5% 1/15/28	1,060	1,061
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,966
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	3,019
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,934
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A: - continued
5% 6/1/26	$ 3,000	$ 3,524
5% 6/1/33	9,035	10,125
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,313
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,320
5% 3/1/37 (AMBAC Insured) (c)	10,000	10,225
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,296
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,983
San Marcos Unified School District Series 2010 A, 5% 8/1/38	5,000	5,464
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,844
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,048
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,541
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,054
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,010
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,428
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,083
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,615
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,547
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,338
0% 9/1/22 (AMBAC Insured)	2,900	2,177
0% 9/1/25 (AMBAC Insured)	6,800	4,424
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	593
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,846
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,817
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	$ 1,000	$ 1,133
5% 8/15/26	1,975	2,183
5% 8/15/27	700	769
5% 8/15/28	1,000	1,090
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,535
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,472
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	353
5% 8/1/25 (FSA Insured)	750	873
5% 8/1/27 (FSA Insured)	265	302
5% 8/1/28 (FSA Insured)	510	577
5% 8/1/38 (FSA Insured)	2,500	2,690
5% 8/1/42 (FSA Insured)	4,650	4,967
5% 7/1/23 (FSA Insured)	1,270	1,473
5% 7/1/24 (FSA Insured)	1,350	1,546
5% 7/1/25 (FSA Insured)	1,060	1,203
5% 7/1/26 (FSA Insured)	1,110	1,247
5% 7/1/27 (FSA Insured)	1,065	1,186
5% 1/1/29 (FSA Insured)	600	661
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,552
5% 9/1/21	4,705	5,603
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,000
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	5,909
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,769
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,721
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	5,400	5,466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	$ 10,000	$ 10,932
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	931
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,456
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,475
4% 5/15/20	615	701
5% 5/15/19	2,830	3,335
Series 2013 J, 5% 5/15/48	7,300	7,942
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,640
Series 2009 O, 5.75% 5/15/34	9,900	11,605
Val Verde Unified School District Ctfs. of Prtn. 5% 1/1/35 (FGIC Insured)	2,090	2,097
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,930
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,207
5% 11/1/25	1,000	1,197
5% 11/1/26	1,000	1,186
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,375
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,281
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,419
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,267
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	580
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,383
5.5% 8/1/38	1,500	1,732
5.5% 8/1/40	5,000	5,711
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,267
6.25% 7/1/39	7,015	7,673
Series 2010 A, 5.5% 7/1/38	3,100	3,260
Series A:
5% 7/1/23	1,460	1,539
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.: - continued
5% 7/1/25	$ 1,665	$ 1,740
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,690
Series 2012, 5% 8/1/32	8,265	9,256
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,877
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,368
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,604
		1,716,656
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	355	358
5.875% 10/1/18	1,565	1,711
		2,069
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,620
Series 2009 B, 5% 10/1/25	1,500	1,642
Series A, 5.25% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,255	1,276
		4,538
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $1,590,482)	1,723,263
NET OTHER ASSETS (LIABILITIES) - 3.2%	56,240
NET ASSETS - 100%	$ 1,779,503
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,589,528,000. Net unrealized appreciation aggregated $133,735,000, of which $138,301,000 related to appreciated investment securities and $4,566,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

May 31, 2014

1.802197.110

CFL-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (000s)
California - 96.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16 (Pre-Refunded to 8/1/15 @ 102)	$ 380	$ 407
5% 8/1/18 (Pre-Refunded to 8/1/15 @ 102)	330	355
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 102)	555	597
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,494
Series 2012 A:
5% 8/1/24	1,050	1,218
5% 8/1/25	1,245	1,430
5% 8/1/27	300	339
5% 8/1/28	400	449
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,287
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,643
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A:
0% 10/1/19	8,550	7,389
5.3% 10/1/23 (AMBAC Insured)	935	1,005
5.4% 10/1/24 (AMBAC Insured)	4,585	4,926
5.45% 10/1/25 (AMBAC Insured)	5,160	5,549
Series 2013 A:
5% 10/1/24	7,750	9,203
5% 10/1/25	5,245	6,186
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,965
5% 12/1/20 (AMBAC Insured)	2,810	3,099
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	2,010
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	1,985
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,184
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,152
0% 9/1/22 (FSA Insured)	5,150	3,980
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,169
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,719
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,659
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Pre-Refunded to 8/1/14 @ 100)	5,030	5,069
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,165
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,802
5% 6/1/25	4,355	5,081
5% 6/1/27	2,755	3,178
5% 6/1/28	3,045	3,487
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,315
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,433
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,235
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,960
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	927
0% 8/1/18 (AMBAC Insured)	2,000	1,788
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21	4,000	4,906
Series AI, 5% 12/1/25	2,700	3,199
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,053
5% 7/1/22	3,800	4,159
5.25% 7/1/14	695	698
5.25% 7/1/21	20,610	24,417
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,125
6% 3/1/38	1,000	1,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 2,235
Series 2010 A, 5% 10/1/25	5,860	6,399
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,083
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,704
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,460
Series 2009, 5% 1/1/39	2,700	2,896
5% 2/1/16	1,270	1,330
5% 2/1/16 (Escrowed to Maturity)	330	356
5% 2/1/17	790	847
5% 2/1/17 (Escrowed to Maturity)	210	235
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	936
4% 9/1/21	1,000	1,072
4% 9/1/22	740	785
4% 9/1/23	1,080	1,135
4% 9/1/24	1,125	1,182
5% 9/1/19	400	461
5% 9/1/39	5,000	5,217
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
4.5% 8/1/30	3,250	3,475
5% 3/1/16 (Pre-Refunded to 9/1/14 @ 100)	2,500	2,530
5% 9/1/17	750	810
5% 3/1/19	3,000	3,484
5% 9/1/21	1,000	1,203
5% 2/1/22	9,400	11,311
5% 8/1/22	1,500	1,672
5% 10/1/22	1,355	1,596
5% 11/1/22	1,600	1,834
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,209
5% 12/1/22	3,500	4,024
5% 3/1/26	2,800	3,006
5% 6/1/26	2,600	2,714
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 6/1/31	$ 2,000	$ 2,083
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 10/1/14	140	142
5.25% 10/1/17	105	107
5.25% 9/1/23	7,200	8,759
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	3,965
5.25% 3/1/38	11,375	12,387
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	9,048
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,941
5.5% 11/1/39	1,810	2,078
6% 4/1/18	1,570	1,868
6% 3/1/33	20,050	24,729
6% 4/1/38	1,190	1,402
6.5% 4/1/33	11,650	14,363
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,445	1,512
Series 2008 L, 5.125% 7/1/22	1,900	1,988
Series 2009 E, 5.625% 7/1/25	11,000	12,394
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	1,485	1,516
(Children's Hosp. of Orange County Proj.) Series2012 A:
5% 11/15/22	2,500	2,869
5% 11/15/23	2,000	2,277
5% 11/15/24	4,500	4,983
5% 11/15/34	3,150	3,275
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,264
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,274
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	111
6.5% 10/1/38	4,910	5,825
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	$ 4,600	$ 5,345
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,758
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,018
Series 2008 A3, 5.5% 11/15/40	3,090	3,549
Series 2011 A, 5% 3/1/20	3,250	3,832
Series 2011 D:
5% 8/15/22	900	1,068
5% 8/15/23	700	829
5% 8/15/24	1,250	1,469
5% 8/15/25	2,000	2,335
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,040
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,131
5% 12/1/32	1,000	1,034
5% 12/1/42	3,000	3,048
Series 2005, 5% 10/1/33 (Pre-Refunded to 10/1/14 @ 100)	7,235	7,350
California Muni. Fin. Auth. Ctfs. of Prtn.:
(Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,221
5.25% 2/1/37	2,500	2,539
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	341
5% 7/1/20	500	565
5.125% 7/1/23	1,150	1,240
5.75% 7/1/40	5,155	5,486
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,168
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (c)	1,920	1,920
Bonds (Waste Mgmt., Inc. Proj.):
Series 2002 C, 2.625%, tender 6/3/24 (b)(c)	7,500	7,500
Series 2003 A, 0.7%, tender 5/1/15 (b)(c)	9,000	9,001
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5.25% 6/1/24	$ 5,400	$ 5,623
5.25% 6/1/25	5,000	5,204
5.25% 6/1/30	4,000	4,104
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,416
(California State Univ. Proj.) Series 2006 G:
5% 11/1/20	1,825	1,996
5% 11/1/21	2,020	2,208
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,874
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,017
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,972
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,619
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,214
Series 2011 C:
5% 10/1/27	9,530	10,855
5.25% 10/1/24	4,170	4,887
5.25% 10/1/25	2,875	3,355
5.75% 10/1/31	4,000	4,713
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	860	881
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	435	445
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	3,795	3,886
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	2,725	2,765
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,014
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,957
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,222
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	$ 3,335	$ 3,692
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,879
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,976
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,508
(UC Irvine Med. Ctr. Replacement Hosp. Proj.) Series 2008 A, 5% 3/1/33 (Pre-Refunded to 3/1/18 @ 100)	1,625	1,882
(Univ. of California Research Proj.) Series 2006 E:
5% 10/1/23 (Pre-Refunded to 10/1/16 @ 100)	2,410	2,676
5.25% 10/1/21 (Pre-Refunded to 10/1/16 @ 100)	2,900	3,237
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,017
5% 9/1/24	1,865	2,213
(Various Cap. Proj.):
Series 2012 A:
5% 4/1/24	1,000	1,167
5% 4/1/25	5,300	6,126
Series 2012 G, 5% 11/1/25	2,500	2,903
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,539
5% 12/1/23	2,800	3,278
Series 2009 G1, 5.75% 10/1/30	1,800	2,085
Series 2009 I:
5.5% 11/1/23	1,535	1,819
6.125% 11/1/29	1,200	1,438
6.25% 11/1/21	2,000	2,443
6.375% 11/1/34	3,000	3,578
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,354
5.75% 11/1/28	6,525	7,771
6% 11/1/40	7,240	8,539
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,100	5,341
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,378
(Daughters of Charity Health Sys. Proj.) Series 2003 A, 5.25% 7/1/35	2,090	1,956
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	$ 125	$ 137
5% 8/15/19	50	57
5.75% 8/15/38	3,000	3,357
6.25% 8/15/33	2,500	2,873
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,388
Series 2007 A:
4.75% 4/1/33	2,000	2,049
5% 4/1/31	4,900	5,181
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,255	10,254
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	3,838
Series 2005 A:
5% 7/1/39	3,515	3,256
5.25% 7/1/24	6,700	6,392
5.25% 7/1/30	13,320	12,581
Series 2005 H, 5.25% 7/1/25	5,420	5,158
5.375% 6/1/26	2,520	2,892
6% 6/1/33	3,020	3,509
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	996
0% 5/1/16	1,365	1,347
0% 5/1/17	1,155	1,115
0% 5/1/18	1,335	1,254
0% 5/1/19	1,000	908
0% 5/1/34 (a)	5,300	4,514
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,685
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,128
5% 11/1/25 (AMBAC Insured)	3,820	4,301
5% 11/1/33 (AMBAC Insured)	5,000	5,530
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,737
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,313
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Pre-Refunded to 2/1/15 @ 100)	$ 1,200	$ 1,241
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,549
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,769
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23	1,500	1,778
5% 3/1/24	2,000	2,355
5% 3/1/25	2,000	2,348
Corona-Norco Unified School District:
Series 2013 A:
5% 9/1/25	645	715
5% 9/1/28	1,250	1,362
5% 9/1/32	1,125	1,212
5% 9/1/35	585	618
Series A:
5% 8/1/22 (FSA Insured)	1,470	1,655
5% 8/1/25 (FSA Insured)	1,435	1,605
5% 8/1/26 (FSA Insured)	2,000	2,232
5% 8/1/27 (FSA Insured)	1,785	1,985
5% 8/1/31 (FSA Insured)	5,000	5,442
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,839
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,705
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,008
Cupertino California Union School District 5% 8/1/19	1,120	1,333
Davis Spl. Tax Rev. Series 2007:
5% 9/1/14 (AMBAC Insured)	690	695
5% 9/1/15 (AMBAC Insured)	725	747
5% 9/1/18 (AMBAC Insured)	835	887
5% 9/1/20 (AMBAC Insured)	925	980
5% 9/1/22 (AMBAC Insured)	1,020	1,078
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,310
5% 6/1/28	2,000	2,296
5% 6/1/29	1,650	1,874
5% 6/1/30	2,500	2,812
5% 6/1/31	1,750	1,958
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	$ 2,000	$ 2,283
6% 3/1/20 (FSA Insured)	1,000	1,148
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,536
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,465
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,795
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,032
0% 10/1/25 (AMBAC Insured)	1,665	973
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	818
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,494
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,464
0% 11/1/16 (Escrowed to Maturity)	3,500	3,456
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,549
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,078
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,419
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,901
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,636
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,651
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,647
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	10,000	10,760
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,073
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	$ 12,125	$ 12,188
5% 6/1/45	2,775	2,789
Series 2007 A1:
5% 6/1/14	2,000	2,000
5% 6/1/15	1,000	1,042
Series 2013 A, 5% 6/1/30	6,000	6,640
5% 6/1/45 (FSA Insured)	235	240
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,390
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,908
5% 9/2/23	1,000	1,147
5% 9/2/24	825	908
5% 9/2/25	500	553
5% 9/2/26	800	868
La Quinta Redevelopment Agency No. 1 Series 2013 A:
5% 9/1/24	3,830	4,293
5% 9/1/25	4,085	4,521
5% 9/1/26	4,105	4,513
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,990
5% 8/15/28	1,960	2,197
5% 8/15/29	4,225	4,708
5% 8/15/30	4,555	5,045
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	492
5% 8/1/22	450	544
5% 8/1/23	485	583
5% 8/1/24	1,000	1,193
5% 8/1/26	1,370	1,607
5% 8/1/28	760	878
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,617
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,920
Series 2005 A, 5% 12/1/14	4,500	4,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	$ 1,000	$ 1,148
5% 8/1/25	1,000	1,140
5% 8/1/26	1,000	1,131
5% 8/1/27	1,000	1,123
5% 8/1/28	1,000	1,117
5% 8/1/29	1,000	1,108
5% 8/1/30	1,000	1,096
5% 8/1/31	1,000	1,088
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,298
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	355
0% 6/1/28 (FSA Insured)	2,995	1,707
0% 6/1/31 (Escrowed to Maturity)	1,465	860
0% 6/1/31 (FSA Insured)	8,285	4,028
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,210
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,528
Series A, 5.75% 8/1/33	2,800	3,233
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,025	12,079
Series 2009 A, 5.5% 8/1/29	1,000	1,181
Series 2010 C, 5.25% 8/1/39	1,300	1,488
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,940
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,372
5% 3/1/23	1,600	1,894
(Disney Parking Proj.):
0% 3/1/18	3,000	2,821
0% 3/1/19	3,200	2,891
0% 3/1/20	1,000	857
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21	6,200	7,600
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,056
5.375% 9/1/17 (FSA Insured)	1,095	1,106
5.375% 9/1/18 (FSA Insured)	1,155	1,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B: - continued
5.375% 9/1/19 (FSA Insured)	$ 1,210	$ 1,220
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,085
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,283
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,509
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,938
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	6,785	7,891
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,137
Series 2012 C, 5% 3/1/26	3,000	3,405
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,011
Series 2007 A1, 4.5% 1/1/28	6,900	7,502
Series 2011 A1, 5% 7/1/21	7,110	8,631
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	11,634
Series 2012 B, 5% 6/1/28	4,800	5,566
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,350	1,608
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,766
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.)Series A:
5% 7/1/32	500	528
5% 7/1/39	4,095	4,264
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,686
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	848
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,598
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,868
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,634
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,671
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,086
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,508
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,036
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	987
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,035
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	856
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,805
5% 9/1/25	1,000	1,069
5% 9/1/26	1,155	1,224
Murrieta Valley Unified School District Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,094
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,442
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	1,869
12% 8/1/17 (FSA Insured)	1,000	1,345
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,793
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,084
5% 9/1/17 (AMBAC Insured)	2,735	3,032
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,006
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	$ 3,000	$ 3,420
Series 2012, 5% 1/15/25	3,460	3,932
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,139
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23	2,810	3,336
6.5% 8/1/24	1,220	1,440
Series 2013:
6.25% 8/1/30	1,500	1,772
6.625% 8/1/38	5,000	5,936
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,435
5% 2/1/23	5,000	5,753
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,307
Palmdale Elementary School District Spl. Tax 5.8% 8/1/29 (FSA Insured)	4,735	4,741
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,712
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	817
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,114
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,157
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,428
Series 2011 O, 5% 5/1/22 (c)	4,500	5,203
Series 2012 P:
5% 5/1/22 (c)	2,500	2,942
5% 5/1/24 (c)	2,820	3,234
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	5,901
Series 2011, 0% 8/1/46	10,150	2,174
Series B:
0% 8/1/33	4,840	2,110
0% 8/1/35	9,000	3,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District: - continued
0% 8/1/37	$ 6,325	$ 2,176
0% 8/1/38	20,710	6,758
0% 8/1/40	5,000	1,450
0% 8/1/41	5,000	1,375
Poway Unified School District Pub. Fing. 5% 9/15/26	940	1,003
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/42 (FSA Insured)	6,685	6,668
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,170	4,311
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,093
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,029
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,134
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,840
Riverside County Trans. Commission Toll Rev.:
Series 2013 A:
5.75% 6/1/44	2,500	2,766
5.75% 6/1/48	5,000	5,512
Series 2013 B:
0% 6/1/41	5,000	1,091
0% 6/1/42	6,000	1,234
0% 6/1/43	6,500	1,260
Rocklin Unified School District Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,978
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	4,605
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,627
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,481
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,028
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,070
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,064
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,260
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	7,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento City Fing. Auth. Rev.: - continued
Series A, 0% 12/1/26 (FGIC Insured)	$ 6,000	$ 3,362
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/27	2,800	3,246
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,904
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,001
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,227
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	11,212
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,242
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,294
5% 8/1/24 (FSA Insured)	1,250	1,447
5% 8/1/25 (FSA Insured)	2,000	2,291
5% 8/1/27 (FSA Insured)	2,000	2,257
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,967
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,276
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,804
San Diego County Ctfs. of Prtn. (North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,128
5% 11/15/17 (AMBAC Insured)	2,000	2,124
5% 11/15/18 (AMBAC Insured)	2,000	2,117
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005, 5.25% 7/1/16 (Escrowed to Maturity) (c)	1,400	1,535
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,667
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,109
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	1,068
Series 2008 C:
0% 7/1/40	15,985	4,724
0% 7/1/42	16,185	4,320
0% 7/1/46	13,500	2,912
0% 7/1/47	4,000	820
Series 2008 E, 0% 7/1/47 (a)	8,700	3,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	$ 6,000	$ 6,005
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,518
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,975
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,116
6.625% 8/1/39	1,000	1,128
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
4% 8/1/17	885	954
5% 8/1/19	1,115	1,286
5% 8/1/21	800	917
5% 8/1/23	1,000	1,140
5% 8/1/24	750	850
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,361
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,093
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,995
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	2,830
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	6,026
5.5% 1/15/28	1,060	1,061
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,966
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	3,019
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,934
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,148
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A: - continued
5% 6/1/26	$ 3,000	$ 3,524
5% 6/1/33	9,035	10,125
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,313
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,320
5% 3/1/37 (AMBAC Insured) (c)	10,000	10,225
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,296
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,983
San Marcos Unified School District Series 2010 A, 5% 8/1/38	5,000	5,464
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,844
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,048
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,541
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,054
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,010
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,428
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,083
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,615
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,547
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,338
0% 9/1/22 (AMBAC Insured)	2,900	2,177
0% 9/1/25 (AMBAC Insured)	6,800	4,424
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	593
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,846
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/26 (FSA Insured)	2,680	2,817
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	$ 1,000	$ 1,133
5% 8/15/26	1,975	2,183
5% 8/15/27	700	769
5% 8/15/28	1,000	1,090
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,535
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,472
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	353
5% 8/1/25 (FSA Insured)	750	873
5% 8/1/27 (FSA Insured)	265	302
5% 8/1/28 (FSA Insured)	510	577
5% 8/1/38 (FSA Insured)	2,500	2,690
5% 8/1/42 (FSA Insured)	4,650	4,967
5% 7/1/23 (FSA Insured)	1,270	1,473
5% 7/1/24 (FSA Insured)	1,350	1,546
5% 7/1/25 (FSA Insured)	1,060	1,203
5% 7/1/26 (FSA Insured)	1,110	1,247
5% 7/1/27 (FSA Insured)	1,065	1,186
5% 1/1/29 (FSA Insured)	600	661
Sweetwater Union High School District:
Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,552
5% 9/1/21	4,705	5,603
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,000
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	5,909
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,356
6% 6/1/22	1,100	1,104
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,769
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,721
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	5,400	5,466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	$ 10,000	$ 10,932
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	931
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,456
Univ. of California Regents Med. Ctr. Pool Rev.:
Series 2010 G:
4% 5/15/19	1,305	1,475
4% 5/15/20	615	701
5% 5/15/19	2,830	3,335
Series 2013 J, 5% 5/15/48	7,300	7,942
Univ. of California Revs.:
(Ltd. Proj.) Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,640
Series 2009 O, 5.75% 5/15/34	9,900	11,605
Val Verde Unified School District Ctfs. of Prtn. 5% 1/1/35 (FGIC Insured)	2,090	2,097
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,930
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,207
5% 11/1/25	1,000	1,197
5% 11/1/26	1,000	1,186
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,375
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,281
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,419
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,267
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	580
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,383
5.5% 8/1/38	1,500	1,732
5.5% 8/1/40	5,000	5,711
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,267
6.25% 7/1/39	7,015	7,673
Series 2010 A, 5.5% 7/1/38	3,100	3,260
Series A:
5% 7/1/23	1,460	1,539
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.: - continued
5% 7/1/25	$ 1,665	$ 1,740
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,690
Series 2012, 5% 8/1/32	8,265	9,256
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,877
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,368
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,604
		1,716,656
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	355	358
5.875% 10/1/18	1,565	1,711
		2,069
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,620
Series 2009 B, 5% 10/1/25	1,500	1,642
Series A, 5.25% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,255	1,276
		4,538
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $1,590,482)	1,723,263
NET OTHER ASSETS (LIABILITIES) - 3.2%	56,240
NET ASSETS - 100%	$ 1,779,503
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $1,589,528,000. Net unrealized appreciation aggregated $133,735,000, of which $138,301,000 related to appreciated investment securities and $4,566,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014